OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity - Restricted Stock [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity [Line Items]
Restricted shares issued	135,000	175,000	0
Unvested restricted shares as of March 31, 2017	45,000	135,000
Granted	0	180,000	175,000
Vested	(90,000)	(220,000)
Restricted shares issued	0	135,000	175,000